Quarterly Holdings Report
for
Fidelity Freedom® Blend 2065 Fund
December 31, 2025
Y65-NPRT3-0226
1.9895829.106
Bond Funds - 4.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	36,388	275,818
Fidelity Series Emerging Markets Debt Fund (b)	325,913	2,780,039
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	74,137	707,265
Fidelity Series Floating Rate High Income Fund (b)	54,897	483,092
Fidelity Series High Income Fund (b)	306,326	2,729,364
Fidelity Series International Developed Markets Bond Index Fund (b)	292,627	2,481,476
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,726,507	14,695,873
Fidelity Series Real Estate Income Fund (b)	47,694	482,187
TOTAL BOND FUNDS (Cost $24,674,921)		24,635,114

Domestic Equity Funds - 55.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	2,858,044	65,677,842
Fidelity Series Commodity Strategy Fund (b)	35,392	3,424,167
Fidelity Series Large Cap Growth Index Fund (b)	1,411,564	42,092,846
Fidelity Series Large Cap Stock Fund (b)	1,496,382	39,953,408
Fidelity Series Large Cap Value Index Fund (b)	4,353,551	79,365,238
Fidelity Series Small Cap Core Fund (b)	1,235,523	16,704,273
Fidelity Series Small Cap Opportunities Fund (b)	495,990	8,044,960
Fidelity Series Value Discovery Fund (b)	1,672,917	28,489,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $232,264,873)		283,752,517

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	955,635	18,873,796
Fidelity Series Emerging Markets Fund (b)	1,080,010	12,679,314
Fidelity Series Emerging Markets Opportunities Fund (b)	2,068,454	50,987,381
Fidelity Series International Growth Fund (b)	1,778,026	33,978,080
Fidelity Series International Index Fund (b)	855,666	12,929,112
Fidelity Series International Small Cap Fund (b)	319,943	5,723,782
Fidelity Series International Value Fund (b)	2,204,881	34,396,141
Fidelity Series Overseas Fund (b)	2,277,204	33,998,653
Fidelity Series Select International Small Cap Fund (b)	28,314	391,298
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $171,737,528)		203,957,557

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $306)	31	307

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026 (d)	3.90	90,000	90,000
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	140,000	139,724
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	400,000	398,944
US Treasury Bills 0% 1/8/2026 (d)	3.86 to 3.89	240,000	239,861
US Treasury Bills 0% 2/26/2026 (d)	3.78	200,000	198,903
US Treasury Bills 0% 3/19/2026 (d)	3.56	80,000	79,404
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	380,000	377,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,524,157)			1,524,523

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	600,552	600,672
Fidelity Series Government Money Market Fund (b)(f)	3.84	6	6
TOTAL MONEY MARKET FUNDS (Cost $600,704)			600,678

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $430,802,489)	514,470,696
NET OTHER ASSETS (LIABILITIES) - 0.0%	(160,213)
NET ASSETS - 100.0%	514,310,483

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	22	3/2026	3,192,310	6,381
ICE MSCI Emerging Markets Index Contracts (United States)	5	3/2026	352,850	6,833

TOTAL EQUITY CONTRACTS				13,214

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	165	3/2026	18,936,328	(96,827)
CBOT US Treasury Long Bond Contracts (United States)	96	3/2026	11,061,000	(125,432)

TOTAL INTEREST RATE CONTRACTS				(222,259)

TOTAL LONG				(209,045)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	42	3/2026	5,245,800	95,759
CME E-Mini S&P 500 Index Contracts (United States)	13	3/2026	4,480,125	6,538

TOTAL SHORT				102,297

TOTAL FUTURES CONTRACTS				(106,748)
The notional amount of long futures as a percentage of Net Assets is 6.6%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,524,523.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,210,595	6,701,523	7,311,417	18,910	(3)	(26)	600,672	600,552	0.0%
Total	1,210,595	6,701,523	7,311,417	18,910	(3)	(26)	600,672

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	164,333	129,783	12,554	10,204	(186)	(5,558)	275,818	36,388
Fidelity Series Blue Chip Growth Fund	39,597,246	18,745,663	7,021,216	2,269,693	(63,350)	14,419,499	65,677,842	2,858,044
Fidelity Series Canada Fund	9,220,194	7,867,832	804,883	383,958	67	2,590,586	18,873,796	955,635
Fidelity Series Commodity Strategy Fund	650,860	2,836,299	115,480	27,437	79	52,409	3,424,167	35,392
Fidelity Series Corporate Bond Fund	4,271	41,166	45,857	203	412	8	-	-
Fidelity Series Emerging Markets Debt Fund	1,752,113	985,486	115,096	106,694	1,854	155,682	2,780,039	325,913
Fidelity Series Emerging Markets Debt Local Currency Fund	481,111	222,944	29,260	46,451	(728)	33,198	707,265	74,137
Fidelity Series Emerging Markets Fund	7,886,325	3,519,715	1,295,347	305,832	29,193	2,539,428	12,679,314	1,080,010
Fidelity Series Emerging Markets Opportunities Fund	31,564,346	14,272,537	5,394,222	1,281,195	317,400	10,227,320	50,987,381	2,068,454
Fidelity Series Floating Rate High Income Fund	320,798	184,865	20,923	23,647	(309)	(1,339)	483,092	54,897
Fidelity Series Government Bond Index Fund	24,496	117,347	142,539	358	769	(73)	-	-
Fidelity Series Government Money Market Fund	-	3,022	3,016	6	-	-	6	6
Fidelity Series High Income Fund	1,746,298	1,010,847	112,928	126,660	(275)	85,422	2,729,364	306,326
Fidelity Series International Developed Markets Bond Index Fund	3,102,662	1,306,793	1,900,668	116,718	(39,272)	11,961	2,481,476	292,627
Fidelity Series International Growth Fund	21,468,595	12,328,118	1,161,616	2,704,484	(66,600)	1,409,583	33,978,080	1,778,026
Fidelity Series International Index Fund	8,198,842	3,755,434	690,101	435,413	(2,537)	1,667,474	12,929,112	855,666
Fidelity Series International Small Cap Fund	4,201,693	1,800,463	507,965	779,553	(14,280)	243,871	5,723,782	319,943
Fidelity Series International Value Fund	22,646,077	11,995,483	3,758,454	3,511,063	(46,266)	3,559,301	34,396,141	2,204,881
Fidelity Series Investment Grade Bond Fund	19,033	108,942	129,014	374	1,071	(32)	-	-
Fidelity Series Investment Grade Securitized Fund	4,280	39,559	43,923	227	87	(3)	-	-
Fidelity Series Large Cap Growth Index Fund	25,210,685	11,307,073	2,799,053	395,123	(8,835)	8,382,976	42,092,846	1,411,564
Fidelity Series Large Cap Stock Fund	23,217,727	14,436,748	2,711,193	3,427,262	(14,716)	5,024,842	39,953,408	1,496,382
Fidelity Series Large Cap Value Index Fund	49,009,413	28,979,893	4,523,396	2,684,782	(18,751)	5,918,079	79,365,238	4,353,551
Fidelity Series Long-Term Treasury Bond Index Fund	14,078,539	6,633,430	5,773,353	461,754	(531,284)	288,541	14,695,873	2,726,507
Fidelity Series Overseas Fund	21,534,939	13,206,017	1,151,296	2,850,194	(74,080)	483,073	33,998,653	2,277,204
Fidelity Series Real Estate Income Fund	323,999	175,114	21,110	20,719	618	3,566	482,187	47,694
Fidelity Series Select International Small Cap Fund	58,494	350,356	70,628	11,333	2,920	50,156	391,298	28,314
Fidelity Series Small Cap Core Fund	11,319,472	3,196,482	970,390	136,276	12,487	3,146,222	16,704,273	1,235,523
Fidelity Series Small Cap Opportunities Fund	5,032,939	2,130,867	347,429	340,295	2,525	1,226,058	8,044,960	495,990
Fidelity Series Treasury Bill Index Fund	-	109,294	109,090	307	103	-	307	31
Fidelity Series Value Discovery Fund	17,688,804	11,014,635	2,118,063	1,571,717	10,670	1,893,737	28,489,783	1,672,917
	320,528,584	172,812,207	43,900,063	24,029,932	(501,214)	63,405,987	512,345,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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